Taxation - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	$ 0	$ (52,462)
US
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	105,226	93,729
Deferred tax liabilities	(29,480)	(58,133)
Deferred tax assets (liabilities), net	75,746	35,596
Deferred tax liabilities, net, recognized	0	(52,462)
Deferred tax assets (liabilities), net, not recognized	75,746	88,058
US | Operating tax losses
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	2,621	3,849
US | Tax credits
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	238	2,425
US | Share-based payments
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	6,206	5,210
US | Capitalized research & development expenditures
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	48,904	39,422
US | Lease liability
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	4,851	5,133
US | Sale of future royalties
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	42,406	35,920
US | Other temporary differences
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	0	1,770
Deferred tax liabilities	(1,900)	0
US | Investments held at fair value
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(23,565)	(53,411)
US | Right of use assets
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(2,143)	(2,330)
US | Property and equipment, net
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(1,235)	(1,637)
US | Investment in associates
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	$ (637)	$ (755)